INCOME TAXES (10K) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Tax Table [Line Items]
Valuation allowance as a percentage of deferred tax assets (in hundredths)			99.00%	100.00%
Net operating loss carryforwards, expiration dates			Dec. 31, 2034
Current [Abstract]
Federal			$ 0	$ 0
State			66	72
Foreign			145	665
Total current			211	737
Deferred [Abstract]
Federal			(302)	580
State			22	94
Foreign			468	790
Total deferred			188	1,464
Total tax expense	$ 318	$ 308	399	2,201
Income before provision for income taxes [Abstract]
Domestic			(22,711)	(33,778)
Foreign			1,910	4,902
Total			(20,801)	(28,876)
Deferred tax liabilities [Abstract]
Net deferred tax assets and liabilities	(2,002)		(2,002)	(1,814)
Income Tax Reconciliation [Abstract]
Expected income tax benefit - 34%			(7,072)	(9,818)
Income not subject to income tax			0	(1,499)
State income taxes, net of federal benefit			66	73
Non-deductible expenses			93	85
Change in valuation allowance			9,206	13,406
Change in prior year deferred tax allowance			(671)	0
Foreign income taxes			145	0
Foreign tax credit			(1,132)	0
Other			(236)	(46)
Total tax expense	$ 318	$ 308	$ 399	$ 2,201
Effective income tax rate reconciliation at federal statutory income tax (in hundredths)			34.00%	34.00%
Federal [Member]
Tax Table [Line Items]
Net operating loss carryforwards			$ 67,900
State [Member]
Tax Table [Line Items]
Net operating loss carryforwards			60,700
U.S. Federal and State [Member]
Deferred tax assets [Abstract]
Provision for lower of cost or market inventory write-downs			4,232	$ 5,174
Net operating loss carryforwards			25,173	18,359
Allowance for sales returns			1,208	1,166
Allowance for doubtful accounts receivable			12	0
Marketing discounts and price protection reserves			2,559	1,559
Accrued compensation and benefits			173	298
Tax credits carryforwards			4,156	1,980
Other			371	353
Deferred tax assets			37,884	28,889
Less valuation allowance			(35,837)	(27,047)
Deferred tax assets			2,047	1,842
Deferred tax liabilities [Abstract]
Intangible assets			0	(1,409)
Warrant liability			(1,625)	(308)
Goodwill amortization			(833)	(674)
Equity income in ACL			0	0
Other			0	(125)
Deferred tax liabilities			(2,458)	(2,516)
Net deferred tax assets and liabilities			(411)	(674)
Foreign [Member]
Deferred tax assets [Abstract]
Provision for lower of cost or market inventory write-downs			0	0
Net operating loss carryforwards			416	0
Allowance for sales returns			0	0
Allowance for doubtful accounts receivable			0	0
Marketing discounts and price protection reserves			0	0
Accrued compensation and benefits			0	0
Tax credits carryforwards			0	0
Other			13	0
Deferred tax assets			429	0
Less valuation allowance			(416)	0
Deferred tax assets			13	0
Deferred tax liabilities [Abstract]
Intangible assets			0	0
Warrant liability			0	0
Goodwill amortization			0	0
Equity income in ACL			(1,604)	(1,140)
Other			0	0
Deferred tax liabilities			(1,604)	(1,140)
Net deferred tax assets and liabilities			$ (1,591)	$ (1,140)